Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Significant Accounting Policies
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Critical accounting estimates and judgements
The Company makes estimates and assumptions about the future that affect the reported amounts of assets and liabilities. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual experience may differ from these estimates and assumptions.
The effect of a change in an accounting estimate is recognized prospectively by including it in comprehensive income in the period of the change, if the change affects that period only, or in the period of the change and future periods, if the change affects both.
Information about critical judgments in applying accounting policies that have the most significant risk of causing material adjustment to the carrying amounts of assets and liabilities recognized in the financial statements within the next financial year are discussed below.
Significant estimates made in the preparation of these consolidated financial statements include the following areas:
Useful lives of property, plant and equipment and intangible assets
Property, plant and equipment are amortized or depreciated over their useful lives. Useful lives are based on management’s estimate of the period that the assets will generate revenue, which are periodically reviewed for continued appropriateness. Changes to estimates can result in significant variations in the carrying value and amounts charged to the consolidated statement of operations and comprehensive loss in specific periods.
Amortization of intangible assets is dependent upon estimates of useful lives based on management’s estimate.
Biological assets
In calculating the value of the biological assets and inventory, management is required to make a number of estimates, including estimating the stage of growth of the cannabis plant up to the point of harvest, harvesting costs, selling costs, sales price, wastage and expected yields of the cannabis plant. In calculating final inventory values, management is required to determine an estimated fail rate and compare the inventory cost to estimated net realizable value.

Inventory
Inventory consists of raw materials, work in progress and finished goods as described in Note 8. Inventory is measured at the lower of cost or net realizable value, which includes the deemed costs arising from the fair value measurement gains on the transformation of biological assets. These deemed costs are estimated using assumptions that include, but are not limited to, estimated stage of growth of the cannabis plant, selling and other fulfillment costs, average selling prices, and expected yields for the cannabis plants. Any change in these assumptions could negatively impact operational results, the actual realizable value of inventory and future expected gains
Share-based compensation
Share-based payments expense is measured by reference to the fair value of the stock options at the date at which they are granted. Estimating fair value for granted stock options requires determining the most appropriate valuation model which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the option, volatility, dividend yield, and rate of forfeitures. See Note 21.
Fair value of financial instruments
The individual fair values attributed to the different components of a financing transaction, notably investment in equity securities, derivative financial instruments, convertible debt and loans, are determined using valuation techniques. The Company uses judgment to select the methods used to make certain assumptions and in performing the fair value calculations in order to determine (a) the values attributed to each component of a transaction at the time of their issuance; (b) the fair value measurements for certain instruments that require subsequent measurement at fair value on a recurring basis; and (c) for disclosing the fair value of financial instruments subsequently carried at amortized cost. These valuation estimates could be significantly different because of the use of judgment and the inherent uncertainty in estimating the fair value of these instruments that are not quoted in an active market. The assumptions regarding the derivative liabilities are disclosed in Note 19.
Impairment of long-lived assets
Long-lived assets, including property and equipment and intangible assets, are reviewed for impairment at each statement of financial position date or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or “CGU”). The recoverable amount of an asset or a CGU is the higher of its fair value, less costs of disposal, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in profit or loss by the amount by which the carrying amount of the asset exceeds the recoverable amount.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.
Business combinations
Judgement is used in determining whether an acquisition is a business combination or an asset acquisition. In determining the allocation of the purchase price in a business combination, including any acquisition-related contingent consideration, estimates including market based and appraisal values are used. The contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as equity is not re-measured
at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or liability is re-measured
at subsequent reporting dates in accordance with IAS 39, or IAS 37, as appropriate, with corresponding gain or loss being recognized in profit or loss.
The Company measures all assets acquired and liabilities assumed at their acquisition-date fair values.
Non-controlling
interests in the acquiree are measured on the basis of the
non-controlling
interests’ proportionate share of this equity in the acquiree’s identifiable net assets. Acquisition-related costs are recognized as expenses in the periods in which the costs are incurred and the services are received (except for the costs to issue debt or equity securities which are recognized according to specific requirements). The excess aggregate of (a) the consideration transferred to obtain control, the amount of any non-controlling
interest in the acquire over (b) the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed, is recognized as goodwill as of the acquisition date.
Significant judgements made in the preparation of these consolidated financial statements include the following areas:
Segmented reporting
The Company must exercise judgement in defining its business segments (Note 25) and allocating revenue, expenses and assets among the segments. The Company bases allocations on the groupings used to manage the business and report to senior management.

Income taxes
The Company must exercise judgment in determining the provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Company recognizes liabilities and contingencies for expected tax audit issues based on the Company’s current understanding of the tax law. For matters where it is probable that an adjustment will be made, the Company records its best estimate of the tax liability including the related interest and penalties in the current tax provision.
In addition, the Company recognizes deferred tax assets relating to tax losses carried forward to the extent there are sufficient taxable temporary differences (deferred tax liabilities) relating to the same taxation authority and the same taxable entity against which the unused tax losses can be utilized. However, utilization of the tax losses also depends on the ability of the taxable entity to satisfy certain tests at the time the losses are recouped.
Control of entities being consolidated
The Company must exercise judgement in determining if control exists over entities where the Company does not have direct ownership but does have control through management agreements. The Company consolidates all entities that it controls.
Intangible assets
Intangible assets acquired in a business combination are measured at fair value at the acquisition date. The Company must exercise judgment in identifying intangible assets, in determining their useful life, if any, and in testing for impairment.

(b)	Foreign currency transactions
Foreign currency accounts are translated into each entity’s functional currency as follows:
At the transaction date, each asset, liability, revenue and expense denominated in a foreign currency is translated into the entity’s functional currency by the use of the exchange rate in effect at that date. At the period-end
date, unsettled monetary assets and liabilities are translated into the functional currency by using the exchange rate in effect at the period-end
date and the related translation differences are recognized in net income.
Exchange gains and losses arising on the retranslation of monetary available-for-sale
financial assets are treated as a separate component of the change in fair value and recognized in loss for the period. Exchange gains and losses on non-monetary
available-for-sale
financial assets form part of the overall gain or loss recognized in respect of that financial instrument and are included in profit or loss.

Non-monetary
assets and liabilities that are measured at historical cost are translated into the functional currency by using the exchange rate in effect at the date of the initial transaction and are not subsequently restated.
Non-monetary
assets and liabilities that are measured at fair value or a revalued amount are translated into the functional currency by using the exchange rate in effect at the date the value is determined and the related translation differences are recognized in net income or other comprehensive loss consistent with where the gain or loss on the underlying non-monetary
asset or liability has been recognized.

(c)	Cash and cash equivalents
Cash and cash equivalents are comprised of cash and highly liquid investments that are readily convertible into known amounts of cash. For the years presented, the Company did not have any cash equivalents.

(d)	Inventories
Inventories of purchased finished goods and packing materials are initially valued at cost and subsequently at the lower of cost and net realizable value. Inventories of harvested cannabis are transferred from biological assets at their fair value less costs to sell and complete at harvest which becomes the deemed cost. Any subsequent post-harvest costs are capitalized to inventory to the extent that the cost is less than net realizable value. Net realizable value is determined as the estimated selling price in the ordinary course business less the estimated costs of completion and the estimated costs necessary to make the sale. Cost is determined using the weighted average cost basis. Products for resale and supplies and consumables are valued at lower of cost and net realizable value. The Company reviews inventory for obsolete, redundant and slow-moving goods and any such inventories are written down to net realizable value.

(e)	Revenue recognition
Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured, regardless of when the payment is being made. Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding taxes or duty. The specific recognition criteria described below must also be met before revenue is recognized.
Rental income
The Company accounts for leases and subleases with its tenants as finance leases. At the inception of a finance lease, the Company recognizes a lease receivable for the net present value of the future lease payments, derecognizes the underlying assets from property and equipment and derecognize the right-of-use-asset
for the lease on any subleased facility. Lease payments received are primarily recognized with revenue as interest income on lease receivables in the Consolidated Statements of Operations and Comprehensive loss. A portion of the lease payment amortizes the lease receivable.

Sale of goods
Revenue from the sale of goods is recognized when the significant risks and rewards of ownership of the goods have passed to the buyer, usually when goods are transferred to the final purchaser.

(f)	Property, plant and equipment
Recognition and measurement
On initial recognition, property, plant and equipment are valued at cost, being the purchase price and directly attributable costs of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company. Such costs include appropriate borrowing costs and the estimated present value of any future unavoidable costs of dismantling and removing items. The corresponding liability is recognized within provisions.
Property, plant and equipment is subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses, with the exception of land which is not depreciated.
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.
Subsequent costs
The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The carrying amount of the replaced part is derecognized.
The costs of the
day-to-day
servicing of property, plant and equipment are recognized in profit or loss as incurred.
Major maintenance and repairs
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably.
All other repairs and maintenance are charged to the profit or loss during the financial period in which they are incurred.

Gains and losses
Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount and are recognized on a net basis in profit or loss.
Depreciation
Depreciation is recognized in profit or loss and is provided on a straight-line basis over the estimated useful life of the assets as follows:

Buildings	39 years
Building improvements	39 years
Furniture, equipment, and other	3-10 years
Right-of-use assets	Expected remaining lease term
Leasehold improvements	Remaining life of lease
Depreciation methods, useful lives and residual values are reviewed at each financial period end and adjusted if appropriate.

(g)	Impairment of non-financial assets
The Company assesses at each reporting date whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (CGU) fair value less costs to sell and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-
tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples or other available fair value indicators.
Impairment losses of continuing operations, including impairment on inventories, are recognized in the statement of operations and comprehensive loss in expense categories consistent with the function of the impaired asset, except for a property previously revalued, where the revaluation was taken to other comprehensive income. In this case, the impairment is also recognized in other comprehensive income up to the amount of any previous revaluation.

For assets excluding goodwill, an assessment is made at each reporting date whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior periods. Such reversal is recognized in the statement of operations and comprehensive loss unless the asset is carried at a revalued amount, in which case, the reversal is treated as a revaluation increase.

(h)	Goodwill
Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any non-controlling
interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill acquired in a business combination is not amortized but tested for impairment at least annually or more frequently if events and circumstances exists that indicate that a goodwill impairment test should be performed.

(i)	Financial instruments
Financial instruments are initially measured at fair value or fair value plus transaction costs for financial assets not measured at fair value through profit and loss (“FVTPL”). Financial assets are subsequently measured at:
i) FVTPL;
ii) amortized costs;
iii) debt measured at fair value through other comprehensive income (“FVOCI”);
iv) equity investments designated at FVOCI; or
v) financial instruments designated at FVTPL
The classification is based on whether the contractual cash flow characteristics represent “solely payment of principal and interest” (the “SPPI test”) as well as the business model under which the financial assets are managed. Financial assets are required to be reclassified only when the business model under which they are managed has changed. All reclassifications are to be applied prospectively from the reclassification date.
Debt investments are recorded at amortized cost for financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the SPPI test.

The assessment of whether contractual cash flows on debt instruments meet the SPPI test was made based on the facts and circumstances as at the initial recognition of the financial assets. All financial liabilities held by the Company, other than convertible debentures, are initially measured at fair value and subsequently measured at amortized cost or FVTPL.
Transaction costs that are directly attributable to the acquisition or issue of financial instruments that are classified as other than FVTPL, which are expensed as incurred, are included in the initial carrying value of such instruments.
The following table summarizes the original measurement under IFRS 9 for each class of the Company’s financial assets and financial liabilities:

Financial assets	IFRS 9 Classification
Cash and restricted cash	FVTPL
Accounts and other receivables	Amortized cost
Notes receivable – Accucanna (note 10)	FVTPL
Notes receivable	Amortized cost
Investments	FVTPL

Financial liabilities
Accounts payable	Amortized cost
Accrued expenses	Amortized cost
Notes payable and accrued interest	Amortized cost
Contingent consideration payable	FVTPL
Derivative liabilities	FVTPL
Impairment of financial assets
The Company applies an expected credit loss (“ECL”) model to all debt financial assets not held at FVTPL, where credit losses that are expected to transpire in futures years are provided for, irrespective of whether a loss event has occurred or not as at the balance sheet date. For trade receivables, the Company has applied the simplified approach and has calculated ECLs based on lifetime expected credit losses taking into considerations historical credit loss experience and financial factors specific to the debtors and general economic conditions.

Measurement of fair values
The Company provides information about its financial instruments measured at fair value at one of three levels according to the relative reliability of the inputs used to estimate the fair value:

Level 1	quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2	inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3	inputs for the asset or liability that are not based on observable market data (unobservable inputs).

(j)	Provisions
Provisions are recognized for liabilities of uncertain timing or amount that have arisen as a result of past transactions, including legal or constructive obligations. The provision is measured at the best estimate of the expenditure required to settle the obligation at the reporting date.

(k)	Share Capital
Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares, share options and warrants are classified as equity instruments. Incremental costs directly attributable to the issue of new shares, warrants or options are shown in equity as a deduction, net of tax, from the proceeds.
The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the most easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. The fair value of the common shares issued in private placements is determined to be the more easily measurable component and are valued at their fair value. The balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded as warrant reserve. If the warrants are exercised, the related amount is reclassified as share capital. If the warrants expire unexercised, the related amount remains in the warrant reserve.

(l)	Biological Assets
The Company’s biological assets consist of live cannabis plants. The Company capitalizes all the direct and indirect costs as incurred related to the biological transformation of the biological assets between the point of initial recognition and the point of harvest including labor related costs, grow consumables, materials, utilities, facilities costs, quality and testing costs. All direct and indirect costs of biological assets are capitalized as they are incurred, and they are all subsequently recorded within the line item ‘cost of goods sold’ in profit or loss in the period that the related product is sold. Unrealized fair value gains/losses on growth of biological assets are recorded in a separate line on the statement of operations and comprehensive loss. Biological assets are measured at their fair value less costs to sell and complete on the statement of financial position.
Average harvest yields for the period are used to value plants at the end of the period. The cost to bring each live plant to harvest is estimated based on actual costs to grow plants for the period. The average sales price of cannabis flower is used to value the cannabis at harvest. Using the age of the plant and the harvest date of each plant, a valuation model is used to determine the value of each live plant at the end of the period.

(m)	Loss per share
Basic loss per share is calculated using the weighted average number of common shares outstanding during the year.
Diluted loss per share has been calculated using the weighted average number of common shares that would have been outstanding during the respective period had all stock options and warrants outstanding and having a dilutive effect been converted into shares at the beginning of the period and the proceeds used to repurchase the Company’s common shares at the average market price for the period. If these computations prove to be anti-dilutive, diluted loss per share is the same as the basic loss per share.

(n)	Income taxes
Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantially enacted at the reporting date, and any adjustment to tax payable in respect of previous years.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purpose. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit and loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantially enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.
A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

(o)	Share based compensation
The stock option plan (Note 21) allows Company employees and consultants to acquire shares of the Company. The fair value of options granted is recognized as a share-based compensation expense with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes.
Where equity instruments are granted to parties other than employees, they are recorded by reference to the fair value of the services received. If the fair value of the services received cannot be reliably estimated, the Company measures the services received by reference to the fair value of the equity instruments granted, measured at the date the counterparty renders service.
Consideration paid on the exercise of stock options is credited to share capital and the fair value of the options is reclassified from reserves to capital stock.
The fair value is measured at grant date and each tranche is recognized over the period during which the options vest. The fair value of the options granted is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the options were granted. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the number of stock options that are expected to vest.

(p)	Business Combinations
Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. The Company measures goodwill as the fair value of the consideration, less the net recognized amount of the identifiable assets and liabilities assumed, all measured at fair value as of the acquisition date. Any excess of the fair value of the net assets acquired over the consideration, is a gain on business acquisition and would be recognized as a gain in the consolidated statement of operations and comprehensive loss.

(q)	Intangible assets
Intangible assets are recorded at cost less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization is provided on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any. Intangible assets that have indefinite useful lives are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. The estimated useful lives, residual values, and amortization methods are reviewed at each year end, and any changes in estimates are accounted for prospectively.
The Company amortizes the following intangible assets over the following periods:

Customer relationships	5 years

Trademarks	1 to 10 years

Non-competition agreements	2 to 3 years

Know-how (trade secrets)	5 years
The Company has determined that the cannabis licenses have indefinite useful lives and therefore are not amortized.